Leases	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Leases [Abstract]
Leases

Note 16 – Leases

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which result in an economic penalty. The Company’s office lease was classified as operating leases. The lease generally do not contain options to extend at the time of expiration.

Upon adoption of FASB ASU 2016-02 on July 1, 2022, the Company recognized $84,829 ROU asset and same amount of operating lease liability based on the present value of the future minimum rental payments of leases, using a discount rate of 3.5% based on duration of lease terms. As of September 30, 2024, the lease term is 0.3 years for the remaining leases. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. The Company’s lease liabilities under the remaining operating leases as of September 30, 2024 for the next five years is as follows:

September 30,
2025	$19,937
2026
Total undiscounted lease payments	19,937
Less imputed interest	(57)
Total lease liabilities	$19,880

Lease expense for the three months ended September 30, 2024 and 2023 were $ 9,217, and $10,806, respectively.

Note 16 – Leases

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which result in an economic penalty. The Company’s office lease was classified as operating leases. The lease generally do not contain options to extend at the time of expiration.

Upon adoption of FASB ASU 2016-02 on July 1, 2022, the Company recognized $84,829 ROU asset and same amount of operating lease liability based on the present value of the future minimum rental payments of leases, using a discount rate of 3.5% based on duration of lease terms. As of June 30, 2024, the weighted-average lease term is 0.5 years for the remaining leases. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. The Company’s lease liabilities under the remaining operating leases as of June 30, 2024 for the next five years is as follows:

June 30,
2025	$17,554
2026	-
Total undiscounted lease payments	17,554
Less imputed interest	(297)
Total lease liabilities	$17,257

Lease expense for the years ended June 30, 2024 and 2023 were $40,676, and $38,496 , respectively.